SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Segment Information
	Year ended December 31,
	2024	2023	2022
Revenues from external customers	$24,268	$20,876	$6,026
Less:
Cost of revenues	25,429	32,490	14,790
Research and development expenses	73,817	92,676	95,107
Sales and marketing expenses	7,474	8,777	10,300
General and administrative expenses	19,466	19,535	19,178
Financial income, net	7,328	9,790	6,802
Taxes on income	167	642	325

Segment loss	$94,757	$123,454	$126,872

Other segment disclosures:
Depreciation and amortization expenses	$7,786	$9,192	$7,472
Share-based compensation expenses	$19,682	$22,320	$19,449
Interest income	$5,107	$6,227	$2,487

Assets:
Segment assets	$132,049	$219,234	$255,433
Expenditures for segment assets	$4,412	$6,579	$22,567

Summary of Reportable Segments
	Year ended December 31,
	2024	2023	2022

Europe, Middle East and Africa (*)	$20,755	$18,903	$3,131
Israel	2,133	83	94
Asia Pacific	192	394	739
North America (**)	1,188	1,496	2,062

	$24,268	$20,876	$6,026

(*)	Includes revenues from Germany in the amount of $20,754, $18,758 and $3,034 in the years ended December 31, 2024, 2023 and 2022, respectively.

(**)	Includes revenues from United States only.

Summary of Long-Lived Assets Based on Location
	Year ended December 31,
	2024	2023

Israel	$45,883	$50,318
United States	3	8
Germany	724	909
Others	16	21

	$46,626	$51,256